SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Income Tax Disclosure [Abstract]
Net operating loss carryforward
Startup Costs	153,540	111,674
Total deferred tax assets	153,540	111,674
Valuation allowance	(153,540)	(111,674)
Deferred tax assets, net of allowance